12. Flow-Through Share Liability: Schedule of Flow-Through Share Liability (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Flow-Through Share Liability

$
Balance, June 30, 2023 and 2022	-
Liability incurred on issuance of flow-through shares	3,637,149
Settlement of flow-through share liability on incurred expenditures	(1,159,632)
Balance, June 30, 2024	2,477,517